Current and long-term debt - Unsecured senior notes due 2019 (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				4.03%
Debt outstanding		$ 2,552,473	$ 2,415,326
Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued					$ 50,000
Borrowings interest rate					8.25%
Drawdowns	$ 7,500
Scheduled repayment of borrowings		$ 57,500